John Hancock
High Yield Fund
Quarterly portfolio holdings 2/28/2023

Fund’s investments
As of 2-28-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 90.1%				$1,051,306,094
(Cost $1,155,452,505)
Communication services 19.7%				229,806,567
Diversified telecommunication services 2.6%
Connect Finco SARL (A)	6.750	10-01-26	6,940,000	6,419,776
Frontier Florida LLC	6.860	02-01-28	4,650,000	4,278,288
GCI LLC (A)	4.750	10-15-28	7,935,000	6,804,263
Iliad Holding SASU (A)	6.500	10-15-26	5,360,000	5,009,885
Level 3 Financing, Inc. (A)	3.875	11-15-29	2,320,000	1,757,887
Level 3 Financing, Inc. (A)	4.625	09-15-27	3,965,000	2,963,838
Zayo Group Holdings, Inc. (A)	6.125	03-01-28	4,215,000	2,655,197
Entertainment 4.0%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	5,535,000	3,316,959
Cinemark USA, Inc. (A)	8.750	05-01-25	5,250,000	5,356,056
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29	4,355,000	3,111,343
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	7,700,000	6,934,235
Netflix, Inc. (A)	4.875	06-15-30	5,305,000	5,092,800
Netflix, Inc. (A)	5.375	11-15-29	4,950,000	4,871,495
Netflix, Inc.	6.375	05-15-29	4,900,000	5,091,933
Playtika Holding Corp. (A)	4.250	03-15-29	4,121,000	3,338,010
ROBLOX Corp. (A)	3.875	05-01-30	5,935,000	4,879,223
WMG Acquisition Corp. (A)	3.000	02-15-31	4,745,000	3,726,396
WMG Acquisition Corp. (A)	3.875	07-15-30	1,500,000	1,272,300
Interactive media and services 2.8%
ANGI Group LLC (A)	3.875	08-15-28	3,280,000	2,525,174
Arches Buyer, Inc. (A)	6.125	12-01-28	4,512,000	3,714,098
Cars.com, Inc. (A)	6.375	11-01-28	4,120,000	3,780,100
Match Group Holdings II LLC (A)	3.625	10-01-31	3,000,000	2,347,500
Match Group Holdings II LLC (A)	5.625	02-15-29	3,300,000	3,040,249
TripAdvisor, Inc. (A)	7.000	07-15-25	7,200,000	7,209,663
ZipRecruiter, Inc. (A)	5.000	01-15-30	3,120,000	2,620,800
ZoomInfo Technologies LLC (A)	3.875	02-01-29	8,780,000	7,298,142
Media 8.1%
Altice Financing SA (A)	5.000	01-15-28	3,000,000	2,489,640
Altice Financing SA (A)	5.750	08-15-29	2,405,000	1,966,833
Altice France SA (A)	5.500	10-15-29	4,550,000	3,559,208
Altice France SA (A)	8.125	02-01-27	5,463,000	5,107,905
CCO Holdings LLC (A)	4.250	01-15-34	4,980,000	3,727,791
CCO Holdings LLC (A)	4.500	08-15-30	8,679,000	7,138,651
CCO Holdings LLC (A)	4.500	06-01-33	4,480,000	3,485,451
CCO Holdings LLC (A)	5.125	05-01-27	6,000,000	5,551,620
CCO Holdings LLC (A)	5.375	06-01-29	3,850,000	3,434,008
CSC Holdings LLC (A)	6.500	02-01-29	3,800,000	3,220,880
DISH Network Corp. (A)	11.750	11-15-27	4,610,000	4,670,967
iHeartCommunications, Inc.	8.375	05-01-27	8,287,000	7,292,560
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	5,493,000	5,081,727
News Corp. (A)	5.125	02-15-32	5,921,000	5,254,631
Radiate Holdco LLC (A)	4.500	09-15-26	4,625,000	3,451,178
Sirius XM Radio, Inc. (A)	4.000	07-15-28	6,170,000	5,275,343
Sirius XM Radio, Inc. (A)	5.500	07-01-29	2,900,000	2,617,250
Stagwell Global LLC (A)	5.625	08-15-29	8,800,000	7,568,088
Townsquare Media, Inc. (A)	6.875	02-01-26	7,803,000	7,149,676
Virgin Media Finance PLC (A)	5.000	07-15-30	3,905,000	3,182,575
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	3,900,000	$3,534,024
Wireless telecommunication services 2.2%
SoftBank Group Corp.	5.125	09-19-27	6,850,000	6,085,424
Sprint LLC	7.125	06-15-24	9,175,000	9,290,605
Sprint LLC	7.875	09-15-23	4,750,000	4,794,361
U.S. Cellular Corp.	6.700	12-15-33	6,000,000	5,460,561
Consumer discretionary 14.6%				171,082,676
Auto components 1.4%
American Axle & Manufacturing, Inc.	6.875	07-01-28	5,085,000	4,563,533
Dealer Tire LLC (A)	8.000	02-01-28	4,000,000	3,631,840
The Goodyear Tire & Rubber Company	5.000	07-15-29	3,350,000	2,914,500
The Goodyear Tire & Rubber Company	5.250	04-30-31	3,235,000	2,774,013
The Goodyear Tire & Rubber Company	9.500	05-31-25	2,000,000	2,061,733
Automobiles 2.0%
Ford Motor Company	3.250	02-12-32	1,187,000	899,873
Ford Motor Company	4.750	01-15-43	8,000,000	5,834,370
Ford Motor Credit Company LLC	4.000	11-13-30	1,900,000	1,583,555
Ford Motor Credit Company LLC	4.134	08-04-25	10,000,000	9,413,500
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	6,380,000	5,600,895
Diversified consumer services 1.0%
Garda World Security Corp. (A)	4.625	02-15-27	4,395,000	3,892,503
Sotheby’s (A)	7.375	10-15-27	4,930,000	4,650,863
Stena International SA (A)	6.125	02-01-25	3,400,000	3,279,655
Hotels, restaurants and leisure 7.9%
Affinity Interactive (A)	6.875	12-15-27	3,953,000	3,525,878
Caesars Entertainment, Inc. (A)	7.000	02-15-30	5,976,000	6,020,820
Carnival Corp. (A)	6.000	05-01-29	3,911,000	3,045,887
Carnival Corp. (A)	7.625	03-01-26	4,080,000	3,662,723
Carnival Corp. (A)	10.500	06-01-30	4,000,000	3,873,400
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	3,425,000	3,664,750
CEC Entertainment LLC (A)	6.750	05-01-26	4,030,000	3,749,082
Choice Hotels International, Inc.	3.700	12-01-29	4,625,000	4,022,109
Full House Resorts, Inc. (A)	8.250	02-15-28	4,100,000	3,935,700
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	4,572,000	3,843,680
International Game Technology PLC (A)	6.250	01-15-27	8,220,000	8,059,052
International Game Technology PLC (A)	6.500	02-15-25	3,660,000	3,669,150
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	1,600,000	1,456,368
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	1,047,000	878,674
MGM Resorts International	6.000	03-15-23	4,500,000	4,500,000
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	4,000,000	3,420,928
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	3,540,000	3,316,166
NCL Corp., Ltd. (A)	5.875	03-15-26	3,260,000	2,819,900
New Red Finance, Inc. (A)	3.875	01-15-28	4,000,000	3,559,433
Raptor Acquisition Corp. (A)	4.875	11-01-26	3,115,000	2,881,375
Royal Caribbean Cruises, Ltd. (A)	9.250	01-15-29	4,580,000	4,858,143
Travel + Leisure Company (A)	4.625	03-01-30	4,557,000	3,831,046
Travel + Leisure Company (A)	6.625	07-31-26	2,760,000	2,705,475
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	3,235,000	2,929,985
Yum! Brands, Inc.	5.375	04-01-32	4,175,000	3,868,099
Household durables 0.4%
KB Home	4.000	06-15-31	4,166,000	3,402,487
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables (continued)
KB Home	7.250	07-15-30	1,301,000	$1,273,948
Multiline retail 0.4%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	2,665,000	2,420,779
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	480,000	423,106
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	440,000	378,400
Nordstrom, Inc.	4.250	08-01-31	2,900,000	2,121,959
Specialty retail 1.4%
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	4,080,000	3,476,987
Group 1 Automotive, Inc. (A)	4.000	08-15-28	3,825,000	3,284,642
Lithia Motors, Inc. (A)	3.875	06-01-29	5,230,000	4,369,874
Lithia Motors, Inc. (A)	4.375	01-15-31	2,865,000	2,385,113
The Michaels Companies, Inc. (A)	7.875	05-01-29	3,400,000	2,558,500
Textiles, apparel and luxury goods 0.1%
Kontoor Brands, Inc. (A)	4.125	11-15-29	2,110,000	1,788,225
Consumer staples 3.5%				40,861,707
Food and staples retailing 0.7%
Albertsons Companies, Inc. (A)	4.875	02-15-30	4,000,000	3,589,310
Performance Food Group, Inc. (A)	4.250	08-01-29	1,690,000	1,475,590
U.S. Foods, Inc. (A)	4.750	02-15-29	3,250,000	2,928,998
Food products 2.3%
Coruripe Netherlands BV (A)	10.000	02-10-27	1,000,000	690,300
Darling Ingredients, Inc. (A)	5.250	04-15-27	4,400,000	4,233,460
JBS USA LUX SA (A)	5.750	04-01-33	4,745,000	4,425,756
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	5,355,000	4,699,498
Pilgrim’s Pride Corp.	4.250	04-15-31	6,070,000	5,068,450
Post Holdings, Inc. (A)	5.500	12-15-29	4,295,000	3,930,459
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,247,000
Post Holdings, Inc. (A)	5.750	03-01-27	988,000	962,128
Household products 0.5%
Edgewell Personal Care Company (A)	4.125	04-01-29	2,670,000	2,277,056
Edgewell Personal Care Company (A)	5.500	06-01-28	3,570,000	3,333,702
Energy 10.6%				124,225,818
Energy equipment and services 1.1%
CSI Compressco LP (A)	7.500	04-01-25	2,500,000	2,306,302
CSI Compressco LP (A)	7.500	04-01-25	2,246,000	2,071,982
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	7,303,016	6,244,079
Tervita Corp. (A)	11.000	12-01-25	2,034,000	2,186,548
Oil, gas and consumable fuels 9.5%
Antero Midstream Partners LP (A)	5.375	06-15-29	2,500,000	2,250,000
Antero Resources Corp. (A)	7.625	02-01-29	1,783,000	1,796,221
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	4,850,000	4,219,500
Cheniere Energy Partners LP	3.250	01-31-32	6,459,000	5,176,824
Cheniere Energy Partners LP	4.000	03-01-31	3,835,000	3,304,421
Cheniere Energy Partners LP	4.500	10-01-29	5,235,000	4,750,815
CNX Resources Corp. (A)	6.000	01-15-29	2,800,000	2,538,564
Continental Resources, Inc. (A)	5.750	01-15-31	6,800,000	6,436,608
Crestwood Midstream Partners LP (A)	8.000	04-01-29	1,149,000	1,143,255
Delek Logistics Partners LP (A)	7.125	06-01-28	3,110,000	2,736,800
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	5,890,000	5,985,713
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Endeavor Energy Resources LP (A)	5.750	01-30-28	3,500,000	$3,377,500
EQM Midstream Partners LP (A)	7.500	06-01-30	4,862,000	4,632,130
Hess Midstream Operations LP (A)	5.500	10-15-30	945,000	850,500
MEG Energy Corp. (A)	5.875	02-01-29	3,248,000	3,029,312
New Fortress Energy, Inc. (A)	6.500	09-30-26	5,555,000	5,082,825
Occidental Petroleum Corp.	4.400	04-15-46	2,900,000	2,224,954
Occidental Petroleum Corp.	5.500	12-01-25	2,950,000	2,923,450
Occidental Petroleum Corp.	6.375	09-01-28	7,305,000	7,380,899
Occidental Petroleum Corp.	6.625	09-01-30	7,005,000	7,197,638
Parkland Corp. (A)	4.500	10-01-29	5,320,000	4,468,800
Parkland Corp. (A)	5.875	07-15-27	5,400,000	5,064,991
Parsley Energy LLC (A)	4.125	02-15-28	4,530,000	4,143,536
Range Resources Corp.	8.250	01-15-29	2,800,000	2,873,500
Southwestern Energy Company	4.750	02-01-32	1,585,000	1,362,038
Southwestern Energy Company	8.375	09-15-28	4,100,000	4,289,625
Sunoco LP	4.500	04-30-30	2,175,000	1,884,638
Talos Production, Inc.	12.000	01-15-26	4,220,000	4,453,661
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	2,945,000	2,904,506
Western Midstream Operating LP	4.750	08-15-28	3,163,000	2,933,683
Financials 8.1%				94,239,593
Banks 4.5%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25	5,200,000	5,148,000
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	3,900,000	3,822,780
BNP Paribas SA (6.625% to 3-25-24, then 5 Year U.S. Swap Rate + 4.149%) (A)(B)	6.625	03-25-24	5,969,000	5,863,886
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,780,000	1,900,150
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25	4,000,000	3,937,600
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	3,515,000	3,551,872
Freedom Mortgage Corp. (A)	8.250	04-15-25	5,497,000	5,207,381
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	2,700,000	2,585,520
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (B)	6.000	12-29-25	4,000,000	3,750,843
Societe Generale SA (7.875% to 12-18-23, then 5 Year U.S. Swap Rate + 4.979%) (A)(B)	7.875	12-18-23	5,979,000	5,964,053
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	4,080,000	3,945,360
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	3,033,000	2,934,428
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	3,600,000	3,571,200
Consumer finance 1.5%
Ally Financial, Inc.	7.100	11-15-27	5,125,000	5,320,718
Avation Capital SA (8.250% Cash or 9.000% PIK) (A)	8.250	10-31-26	2,098,579	1,798,252
Enova International, Inc. (A)	8.500	09-15-25	4,425,000	4,247,080
OneMain Finance Corp.	6.875	03-15-25	2,957,000	2,886,716
World Acceptance Corp. (A)	7.000	11-01-26	4,138,000	3,212,104
Insurance 1.2%
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	4,333,000	4,237,717
Athene Holding, Ltd.	6.150	04-03-30	4,700,000	4,744,822
Athene Holding, Ltd.	6.650	02-01-33	3,500,000	3,595,512
Ryan Specialty Group LLC (A)	4.375	02-01-30	1,615,000	1,380,762
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Mortgage real estate investment trusts 0.2%
Starwood Property Trust, Inc. (A)	5.500	11-01-23	2,300,000	$2,277,837
Thrifts and mortgage finance 0.7%
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,025,000	2,783,000
NMI Holdings, Inc. (A)	7.375	06-01-25	5,600,000	5,572,000
Health care 5.1%				59,103,462
Health care equipment and supplies 0.3%
Varex Imaging Corp. (A)	7.875	10-15-27	3,465,000	3,395,689
Health care providers and services 4.1%
AdaptHealth LLC (A)	4.625	08-01-29	4,030,000	3,382,782
Centene Corp.	3.375	02-15-30	2,090,000	1,763,499
Centene Corp.	4.625	12-15-29	2,415,000	2,208,500
DaVita, Inc. (A)	3.750	02-15-31	3,645,000	2,752,344
DaVita, Inc. (A)	4.625	06-01-30	6,415,000	5,287,051
Encompass Health Corp.	4.750	02-01-30	2,395,000	2,119,981
HCA, Inc.	3.500	09-01-30	2,800,000	2,407,454
HCA, Inc.	5.375	02-01-25	9,000,000	8,915,237
HealthEquity, Inc. (A)	4.500	10-01-29	4,595,000	4,015,984
Select Medical Corp. (A)	6.250	08-15-26	5,890,000	5,624,950
Tenet Healthcare Corp.	6.125	10-01-28	3,000,000	2,775,000
U.S. Renal Care, Inc. (A)	10.625	07-15-27	5,900,000	1,876,336
Universal Health Services, Inc.	2.650	10-15-30	5,010,000	4,079,998
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (A)	9.000	01-30-28	503,000	502,235
Bausch Health Companies, Inc. (A)	11.000	09-30-28	892,000	697,969
Bausch Health Companies, Inc. (A)	14.000	10-15-30	177,000	112,087
Organon & Company (A)	4.125	04-30-28	4,050,000	3,574,935
Organon & Company (A)	5.125	04-30-31	4,255,000	3,611,431
Industrials 12.2%				142,307,367
Aerospace and defense 1.0%
Bombardier, Inc. (A)	7.125	06-15-26	30,000	29,458
Bombardier, Inc. (A)	7.875	04-15-27	8,320,000	8,268,496
Howmet Aerospace, Inc.	5.950	02-01-37	325,000	318,474
TransDigm, Inc. (A)	6.750	08-15-28	3,516,000	3,498,420
Air freight and logistics 0.2%
Watco Companies LLC (A)	6.500	06-15-27	2,502,000	2,287,571
Airlines 1.7%
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	1,654,625	1,691,480
American Airlines 2017-1 Class B Pass Through Trust	4.950	02-15-25	1,445,549	1,402,249
American Airlines, Inc. (A)	11.750	07-15-25	5,200,000	5,703,256
Delta Air Lines, Inc.	7.375	01-15-26	4,000,000	4,116,000
Spirit Loyalty Cayman, Ltd. (A)	8.000	09-20-25	2,849,999	2,860,687
U.S. Airways Group, Inc. (C)(D)	1.000	06-01-12	606,056	0
United Airlines, Inc. (A)	4.625	04-15-29	4,210,000	3,732,316
Virgin Australia Holdings Proprietary, Ltd. (A)(C)	8.125	11-15-24	2,531,241	2,531
Building products 0.9%
Builders FirstSource, Inc. (A)	4.250	02-01-32	5,530,000	4,642,572
Builders FirstSource, Inc. (A)	6.375	06-15-32	2,680,000	2,573,811
MIWD Holdco II LLC (A)	5.500	02-01-30	3,415,000	2,772,599
Commercial services and supplies 2.4%
Allied Universal Holdco LLC (A)	6.625	07-15-26	6,700,000	6,363,392
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
APX Group, Inc. (A)	5.750	07-15-29	3,990,000	$3,342,902
APX Group, Inc. (A)	6.750	02-15-27	5,000,000	4,800,013
Cimpress PLC	7.000	06-15-26	6,670,000	4,944,138
Clean Harbors, Inc. (A)	6.375	02-01-31	2,602,000	2,583,484
GFL Environmental, Inc. (A)	4.250	06-01-25	4,150,000	3,972,380
Harsco Corp. (A)	5.750	07-31-27	2,920,000	2,477,496
Construction and engineering 1.7%
AECOM	5.125	03-15-27	2,700,000	2,582,080
Arcosa, Inc. (A)	4.375	04-15-29	2,975,000	2,599,488
Dycom Industries, Inc. (A)	4.500	04-15-29	3,690,000	3,234,377
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	4,505,000	3,759,490
MasTec, Inc. (A)	4.500	08-15-28	2,385,000	2,170,193
Tutor Perini Corp. (A)	6.875	05-01-25	3,500,000	2,925,411
Williams Scotsman International, Inc. (A)	4.625	08-15-28	1,395,000	1,261,554
Williams Scotsman International, Inc. (A)	6.125	06-15-25	1,932,000	1,896,562
Electrical equipment 0.2%
Vertiv Group Corp. (A)	4.125	11-15-28	3,272,000	2,842,681
Machinery 0.9%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	6,179,000	5,954,949
TK Elevator Holdco GmbH (A)	7.625	07-15-28	1,426,000	1,308,941
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,260,000	2,953,338
Road and rail 1.6%
The Hertz Corp. (A)	4.625	12-01-26	490,000	436,363
Uber Technologies, Inc. (A)	6.250	01-15-28	4,700,000	4,625,916
Uber Technologies, Inc. (A)	7.500	09-15-27	5,700,000	5,779,287
Uber Technologies, Inc. (A)	8.000	11-01-26	7,230,000	7,340,087
Trading companies and distributors 1.6%
Ashland LLC	6.875	05-15-43	2,710,000	2,695,699
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	5,165,000	4,422,531
Boise Cascade Company (A)	4.875	07-01-30	3,125,000	2,735,905
United Rentals North America, Inc.	3.875	02-15-31	2,665,000	2,280,958
United Rentals North America, Inc.	4.000	07-15-30	3,950,000	3,483,110
WESCO Distribution, Inc. (A)	7.250	06-15-28	2,600,000	2,634,722
Information technology 5.8%				67,201,090
Communications equipment 0.1%
CommScope, Inc. (A)	8.250	03-01-27	2,020,000	1,717,000
IT services 2.0%
Block, Inc.	3.500	06-01-31	6,035,000	4,875,677
Gartner, Inc. (A)	3.750	10-01-30	5,800,000	4,910,566
Sabre GLBL, Inc. (A)	7.375	09-01-25	3,430,000	3,210,538
Sabre GLBL, Inc. (A)	9.250	04-15-25	5,500,000	5,413,878
Virtusa Corp. (A)	7.125	12-15-28	5,700,000	4,733,772
Semiconductors and semiconductor equipment 0.7%
Entegris Escrow Corp. (A)	4.750	04-15-29	5,401,000	4,910,764
Qorvo, Inc. (A)	3.375	04-01-31	3,600,000	2,880,972
Software 1.7%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	2,345,000	2,134,091
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	4,507,000	3,932,358
NCR Corp. (A)	5.125	04-15-29	1,560,000	1,332,275
NCR Corp. (A)	5.250	10-01-30	3,145,000	2,600,167
Open Text Corp. (A)	6.900	12-01-27	3,458,000	3,492,580
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Ziff Davis, Inc. (A)	4.625	10-15-30	6,862,000	$5,788,097
Technology hardware, storage and peripherals 1.3%
CDW LLC	3.250	02-15-29	3,000,000	2,527,669
Seagate HDD Cayman	5.750	12-01-34	6,760,000	6,027,486
Xerox Corp.	6.750	12-15-39	2,608,000	1,967,200
Xerox Holdings Corp. (A)	5.500	08-15-28	5,650,000	4,746,000
Materials 4.4%				51,251,422
Chemicals 0.6%
SCIL IV LLC (A)	5.375	11-01-26	1,763,000	1,584,479
The Scotts Miracle-Gro Company	4.000	04-01-31	2,035,000	1,628,000
Trinseo Materials Operating SCA (A)	5.125	04-01-29	5,044,000	3,358,960
Containers and packaging 1.4%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27	3,010,000	2,471,963
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	2,630,000	2,375,889
Sealed Air Corp. (A)	4.000	12-01-27	3,150,000	2,837,961
Sealed Air Corp. (A)	6.125	02-01-28	1,477,000	1,454,771
Sealed Air Corp. (A)	6.875	07-15-33	4,400,000	4,478,320
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,425,000	3,236,625
Metals and mining 2.4%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	5,000,000	4,440,875
Arconic Corp. (A)	6.000	05-15-25	5,540,000	5,540,000
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	7,000,000	6,567,400
FMG Resources August 2006 Proprietary, Ltd. (A)	4.375	04-01-31	4,000,000	3,374,804
FMG Resources August 2006 Proprietary, Ltd. (A)	4.500	09-15-27	2,000,000	1,840,000
Freeport-McMoRan, Inc.	4.250	03-01-30	2,960,000	2,680,665
Novelis Corp. (A)	4.750	01-30-30	3,455,000	3,035,252
QVC, Inc.	4.375	09-01-28	620,000	345,458
Real estate 4.1%				47,444,049
Equity real estate investment trusts 3.7%
Diversified Healthcare Trust	9.750	06-15-25	3,770,000	3,653,092
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	4,140,000	3,414,424
Iron Mountain, Inc. (A)	4.875	09-15-29	6,675,000	5,810,487
RLJ Lodging Trust LP (A)	3.750	07-01-26	7,691,000	6,958,759
SBA Tower Trust (A)	6.599	01-15-28	3,591,000	3,706,595
Uniti Group LP (A)	10.500	02-15-28	3,292,000	3,292,658
VICI Properties LP (A)	4.250	12-01-26	3,935,000	3,649,122
VICI Properties LP (A)	4.625	12-01-29	5,910,000	5,295,129
VICI Properties LP (A)	5.750	02-01-27	4,000,000	3,902,030
XHR LP (A)	4.875	06-01-29	4,125,000	3,523,658
Real estate management and development 0.4%
Realogy Group LLC (A)	5.250	04-15-30	6,187,000	4,238,095
Utilities 2.0%				23,782,343
Electric utilities 1.2%
NRG Energy, Inc. (A)	3.625	02-15-31	9,860,000	7,645,213
Vistra Operations Company LLC (A)	5.625	02-15-27	6,430,000	6,093,199
Gas utilities 0.6%
AmeriGas Partners LP	5.500	05-20-25	2,900,000	2,756,612
AmeriGas Partners LP	5.750	05-20-27	5,150,000	4,763,644
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.2%

Clearway Energy Operating LLC (A)	4.750	03-15-28	2,750,000	$2,523,675

Term loans (E) 3.3%				$38,954,537
(Cost $42,900,175)
Communication services 0.7%				8,025,249
Media 0.7%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	10.135	09-01-27	6,000,000	5,764,980
Dotdash Meredith, Inc., Term Loan B (3 month SOFR + 4.000%)	8.668	12-01-28	2,568,488	2,260,269
Consumer discretionary 0.3%				3,663,761
Hotels, restaurants and leisure 0.2%
Carnival Corp., USD Term Loan B (1 month LIBOR + 3.000%)	7.635	06-30-25	1,719,144	1,688,629
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (C)(D)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (C)(D)	0.000	06-06-21	1,618,638	0
Great Canadian Gaming Corp., 2021 Term Loan (3 month LIBOR + 4.000%)	8.753	11-01-26	378,100	376,920
Leisure products 0.1%
J&J Ventures Gaming LLC, Term Loan (3 month LIBOR + 4.000%)	8.730	04-26-28	1,663,938	1,598,212
Energy 0.2%				2,434,820
Oil, gas and consumable fuels 0.2%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan (3 month LIBOR + 9.000%)	13.815	11-01-25	2,297,000	2,434,820
Health care 1.7%				19,854,009
Health care equipment and supplies 0.4%
Bausch & Lomb, Inc., Term Loan (3 month SOFR + 3.250%)	7.842	05-10-27	4,766,050	4,655,430
Health care providers and services 0.6%
Cano Health LLC, 2022 Term Loan (1 month SOFR + 4.000%)	8.718	11-23-27	2,774,487	2,250,304
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	8.135	10-16-28	1,389,500	1,372,131
Select Medical Corp., 2017 Term Loan B (1 month LIBOR + 2.500%)	7.140	03-06-25	3,000,000	2,984,070
Pharmaceuticals 0.7%
Bausch Health Companies, Inc., 2022 Term Loan B (1 month SOFR + 5.250%)	9.914	02-01-27	10,920,000	8,592,074
Industrials 0.2%				3,070,230
Airlines 0.2%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%)	9.558	04-20-28	3,000,000	3,070,230
Information technology 0.2%				1,906,468
Software 0.2%

Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	9.076	02-01-29	2,221,835	1,906,468

Collateralized mortgage obligations 0.1%				$1,421,715
(Cost $0)
Commercial and residential 0.1%				1,421,715
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	37,762,547	398,285
Series 2007-4, Class ES IO	0.350	07-19-47	38,915,986	517,859

Series 2007-6, Class ES IO (A)	0.343	08-19-37	39,819,386	505,571
Asset backed securities 2.1%				$24,272,663
(Cost $24,365,945)
Asset backed securities 2.1%				24,272,663
AMMC CLO 16, Ltd.
Series 2015-16A, Class AR2 (3 month LIBOR + 0.980%) (A)(F)	5.772	04-14-29	3,750,630	3,741,385
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	4,810,000	$4,703,300
Cutwater, Ltd.
Series 2015-1A, Class AR (3 month LIBOR + 1.220%) (A)(F)	6.012	01-15-29	2,698,807	2,686,951
Neighborly Issuer
Series 2023-1A, Class A2 (A)	7.308	01-30-53	7,466,000	7,190,176
OFSI BSL VIII, Ltd.
Series 2017-1A, Class AR (3 month LIBOR + 1.000%) (A)(F)	5.792	08-16-29	2,539,013	2,523,301
TICP CLO II-2, Ltd.
Series 2018-IIA, Class A1 (3 month LIBOR + 0.840%) (A)(F)	5.648	04-20-28	1,328,207	1,324,229
Zais CLO 8, Ltd.
Series 2018-1A, Class A (3 month LIBOR + 0.950%) (A)(F)	5.742	04-15-29	2,117,397	2,103,321

	Shares	Value
Common stocks 0.0%		$0
(Cost $6,696,710)
Communication services 0.0%		0
Media 0.0%
Granite Broadcasting Corp. (D)(G)	11,688	0
Vertis Holdings, Inc. (D)(G)	560,094	0
Energy 0.0%		0
Energy equipment and services 0.0%

TPT Acquisition, Inc. (D)(G)	2,560	0

Preferred securities 0.1%		$1,821,861
(Cost $4,013,127)
Industrials 0.1%		1,821,861
Construction and engineering 0.1%

Glasstech, Inc., Series A (D)(G)(H)	143	128,700

Glasstech, Inc., Series B (D)(G)(H)	4,475	1,693,161
Warrants 0.0%		$33,500
(Cost $0)
Avation Capital SA (Expiration Date: 10-31-26; Strike Price: GBP 114.50) (G)	35,700	16,753

Avation PLC (Expiration Date: 10-31-26; Strike Price: GBP 114.50) (G)	35,700	16,747

	Par value^	Value
Escrow certificates 0.0%		$11,398
(Cost $0)
Green Field Energy Services, Inc. (A)(D)(G)	250,000	0
Green Field Energy Services, Inc. (A)(D)(G)	6,000	0
LSC Communications, Inc. (A)(D)(G)	5,845,000	11,398

	Yield (%)	Shares	Value
Short-term investments 2.9%			$33,429,899
(Cost $33,419,020)
Short-term funds 2.9%			33,429,899
John Hancock Collateral Trust (I)	4.5832(J)	3,344,495	33,429,899

Total investments (Cost $1,266,847,482) 98.6%	$1,151,251,667
Other assets and liabilities, net 1.4%	16,273,295
Total net assets 100.0%	$1,167,524,962

10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
GBP	Pound Sterling

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $799,594,912 or 68.5% of the fund’s net assets as of 2-28-23.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 2-28-23.
The fund had the following country composition as a percentage of net assets on 2-28-23:
United States	83.4%
Canada	4.8%
France	2.7%
Cayman Islands	1.8%
Luxembourg	1.7%
United Kingdom	1.2%
Ireland	1.1%
Bermuda	1.0%
Other countries	2.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	11

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Corporate bonds	$1,051,306,094	—	$1,051,306,094	—
Term loans	38,954,537	—	38,954,537	—
Collateralized mortgage obligations	1,421,715	—	1,421,715	—
Asset backed securities	24,272,663	—	24,272,663	—
Preferred securities	1,821,861	—	—	$1,821,861
Warrants	33,500	$16,747	16,753	—
Escrow certificates	11,398	—	—	11,398
Short-term investments	33,429,899	33,429,899	—	—
Total investments in securities	$1,151,251,667	$33,446,646	$1,115,971,762	$1,833,259
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds.Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,344,495	—	$273,182,474	$(239,767,271)	$3,817	$10,879	$1,071,623	—	$33,429,899
12	|

Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at February 28, 2023:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$128,700
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	1,693,161
								$1,821,861

[1]	Less than 0.05%.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	13